INCOME TAXES	12 Months Ended
Feb. 28, 2013
INCOME TAXES [Abstract]
INCOME TAXES

18. INCOME TAXES

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	2013	2012
Canada	(46,656)	(28,481)
Luxembourg	(15,367)	(1,698)
United States	(38,815)	4,659
Other	45,750	(8,280)

	(55,088)	(33,800)

        Other includes income in Israel of $44,873 which was subsequently disposed in this fiscal year.

        Income tax expense (recovery) consists of the following:

	2013	2012
Current
Canada	59	398
Foreign	133	(120)

Total	192	278

Deferred
Canada	-	-
Foreign	(273)	42

Total	(273)	42

Investment tax credits
Canada	-	(424)

Income tax expense (recovery)	(81)	(104)

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net income (loss), for the following reasons:

	2013	2012
Income (loss) before income taxes	(55,088)	(33,800)
Statutory income tax rate	26.50%	27.92%
Expected income tax recovery	(14,598)	(9,437)
Change in enacted rates	(3,312)	-
Research and development tax credits	(2,039)	-
Foreign tax rate differences	(1,036)	422
Change in valuation allowances	16,132	12,294
Prior year adjustments	2,545	88
Non-deductible expenses and non-taxable income	2,498	(3,455)
Other	(271)	(16)

	(81)	(104)

        The Company's deferred tax assets and liabilities include the following significant components:

	2013	2012
SR&ED expenditures	6,649	5,242
Research and development tax credits	13,021	10,983
Income tax loss carryforwards	23,320	25,557
Income and expense reserves	457	904
Book and tax differences on assets	325	1,195
Share issue expenses	412	692
Capital loss	15,676	-
Ontario Harmonization tax credit	1,079	1,079

Gross future tax assets	60,939	45,652
Valuation allowance	(59,289)	(43,157)

Net deferred tax assets	1,650	2,495

Deferred tax liabilities
Book and tax differences on intangible assets	-	(1,118)

Net deferred tax assets	1,650	1,377

        As at February 28, 2013, the Company had cumulative operating tax loss carryforwards in the following jurisdictions: Canada - $72,257, United States - $8,781, Luxembourg - $33,018. The Company also has capital loss carry forwards in the following jurisdictions: Canada - $16,337, United States - $36,518.

        The losses in Canada expire starting in Fiscal 2029 until Fiscal 2032. The losses in Luxembourg can be carried forward indefinitely. Income tax benefits relating to the losses in Canada and Luxembourg have not been recognized in the consolidated financial statements as the recognition requirements under the liability method of accounting for income taxes have not been met.

        The losses in the U.S. expire between 2021 and 2032. Internal Revenue Code Section 382 imposes an annual limitation on the use of a company's net operating loss carryforwards when a company has an ownership change. The acquisition of Axerra Networks, Inc. by the Company resulted in an ownership change as understood by Section 382. As a result, the annual restriction of the amount of losses of Axerra Networks, Inc. that may be used has been calculated as $521.

        As at February 28, 2013, the Company had $14,603, of investment tax credits available to reduce future federal Canadian income taxes payable. These investment tax credits begin to expire in 2021. In addition, the Company had provincial research and development tax credits of $2,334, which are available to reduce future provincial income taxes payable. These provincial tax credits begin to expire in 2029. The tax benefit of the federal and provincial tax credits has not been recognized in the consolidated financial statements.

        The Company had a transitional tax credit of $1,079, arising from Federal/Ontario Corporate Tax Harmonization, which is available to reduce future Ontario income tax and expires in 2014. A tax benefit for this credit has not been recognized in the consolidated financial statements.

        As of February 28, 2013, the Company has not recorded any liabilities associated with unrecognized tax benefits.

        The Company remains subject to examination by tax authorities in Canada for tax years 2006 to 2013 and in the United States for tax years 2010 to 2013.

        No deferred income taxes have been provided on undistributed earnings or relating to cash held in foreign jurisdictions, as the Company has determined that any income or withholding taxes on repatriation would not be significant.